Terms of Interest Rate Swap Agreements (Parenthetical) (Details)	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Applicable margin per annum as of the balance sheet date, under the Credit Agreement	1.75%